Employee Benefit Plans (Details 4)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Determination of benefit obligation at year end:
Discount rate	4.70%	4.25%	5.00%
Annual rate of compensation increase	3.78%	3.78%	3.73%
Determination of pension expense for year ended:
Discount rate for the service cost	4.25%	5.00%	4.25%
Annual rate of compensation increase	3.78%	3.73%	3.61%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%